Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net
10.	Property, Plant and Equipment, Net

Property, plant and equipment consist of the following:

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Land	83,003	72,078	67,980	11,076
Buildings and improvements	212,869	193,382	143,381	23,362
Plant and machinery	248,631	264,081	356,184	58,035
Furniture and office equipment	96,160	68,766	41,396	6,745
Motor vehicles	40,162	49,689	49,866	8,125
Construction in progress	16,009	6,860	11,711	1,908
Total original cost	696,834	654,856	670,518	109,251
Less: Accumulated depreciation	(211,540)	(207,560)	(229,606)	(37,411)

Net book value	485,294	447,296	440,912	71,840

Depreciation expense was RMB3.0 million, RMB4.4 million, RMB36.9 million and RMB34.9 million ($5.7 million) for the year ended December 31, 2010, six months ended June 30, 2011 and each of the years ended June 30, 2012 and 2013, respectively.